UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Profile I Portfolios

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

In 2004, the Maxim Conservative Profile I Portfolio posted a 6.92% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Conservative Profile I Portfolio outperformed its Composite benchmark by .89%. Helping performance with the fixed income funds was exposure to the Maxim Global Bond and Maxim Salomon Brothers High Yield Bond Portfolios, as both outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance would have been the underperformance of the Maxim U.S. Government Mortgage Securities Portfolio and Maxim Federated Bond Portfolios versus this index. Further aiding performance would have been the relative outperformance of the Maxim Short Duration Bond Portfolio versus the Lehman 1-3 Year Credit Index and the domestic equity portfolios - two of the three domestic equity portfolios in the Conservative Profile I Portfolio bested the benchmark Wilshire 5000 Index. Dampening performance on the Conservative Profile I Portfolio would have been the underlying international equity portfolios - all three posted performance short of the MSCI EAFE Index.


                     Maxim
                  Conservative                                      Lehman 1-3 Year
                   Profile I                      Lehman Aggregate   Credit Index  MSCI EAFE Index   Wilshire
                   Portfolio     Composite Index     Bond Index                                     5000 Index

   9/09/1997       10,000.00        10,000.00        10,000.00        10,000.00       10,000.00     10,000.00
  12/31/1997       10,360.00        10,314.90        10,425.30        10,210.60        9,460.00     10,383.00
  12/31/1998       11,214.70        11,533.34        11,330.84        10,932.18       11,383.52     12,815.74
  12/31/1999       11,759.73        12,301.51        11,237.93        11,366.63       14,491.03     15,835.12
  12/31/2000       12,448.85        12,903.28        12,544.90        12,253.68       12,473.49     14,110.68
  12/31/2001       12,811.12        13,330.73        13,603.69        13,404.18        9,827.86     12,562.74
  12/31/2002       12,722.72        13,585.68        14,999.43        14,335.77        8,288.82      9,942.15
  12/31/2003       14,164.20        15,148.55        15,614.40        15,005.25       11,535.13     13,087.85
  12/31/2004       15,144.37        16,080.62        16,291.91        15,276.84       13,922.67     14,721.21



Maxim Conservative Profile I Portfolio
Total Return -

One Year:             6.92%
Five Year:            5.19%
Since Inception:      5.83%


Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile I Portfolio

In 2004, the Maxim Moderately Conservative Profile I Portfolio provided a 9.66% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderately Conservative Profile I Portfolio outperformed its Composite benchmark by .95%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus Large Cap Growth, Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been exposure to the Maxim Ariel Mid Value Portfolio, which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.


                                                                            Lehman 1-3
                                                                               Year
             Maxim Moderately                                      Lehman     Credit
               Conservative     Composite              Wilshire   Aggregate    Index
           Profile I Portfolio   Index      MSCI EAFE 5000 Index Bond Index   CREDIT

                  BALANCE        BALANCE     BALANCE    BALANCE    BALANCE    BALANCE
            ----------------------------------------------------------------------------

 9/09/1997       10,000.00      10,000.00   10,000.00  10,000.00  10,000.00  10,000.00
 12/31/1997      10,229.00      10,235.61    9,460.00  10,383.00  10,425.30  10,210.60
 12/31/1998      11,226.33      11,731.38   11,383.52  12,815.74  11,330.84  10,932.18
 12/31/1999      12,162.60      13,072.38   14,491.03  15,835.12  11,237.93  11,366.63
 12/31/2000      12,148.01      13,133.45   12,473.49  14,110.68  12,544.90  12,253.68
 12/31/2001      12,067.83      12,911.74    9,827.86  12,562.74  13,603.69  13,404.18
 12/31/2002      11,427.03      12,464.93    8,288.82   9,942.15  14,999.43  14,335.77
 12/31/2003      13,311.35      14,672.13   11,535.13  13,087.85  15,614.40  15,005.25
 12/31/2004      14,597.22      15,971.46   13,922.67  14,721.21  16,291.91  15,276.84


Maxim Moderately Conservative Profile I Portfolio
Total Return -

One Year:             9.66%
Five Year:            3.72%
Since Inception:      5.30%


Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile I Portfolio

In 2004, the Maxim Moderate Profile I Portfolio provided an 11.34% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderate Profile I Portfolio outperformed its Composite benchmark by 1.26%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus Large Growth, Maxim
T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim MFS(C) Small-Cap Growth Portfolio and Maxim Ariel MidCap Value Portfolios both of which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.

               Maxim
             Moderate                           Wilshire      Lehman       Lehman 1-3
             Profile I  Composite   MSCI EAFE     5000     ggregate Bond  Year Credit
             Portfolio    Index       Index       Index   A    Index         Index


 9/09/1997   10,000.00  10,000.00   10,000.00   10,000.00    10,000.00     10,000.00

 12/31/1997  10,260.00  10,229.27   9,460.00    10,383.00    10,425.30     10,210.60

 12/31/1998  11,430.67  11,950.34   11,383.52   12,815.74    11,330.84     10,932.18

 12/31/1999  13,308.72  13,753.39   14,491.03   15,835.12    11,237.93     11,366.63

 12/31/2000  13,125.06  13,353.06   12,473.49   14,110.68    12,544.90     12,253.68

 12/31/2001  12,765.44  12,738.86   9,827.86    12,562.74    13,603.69     13,404.18

 12/31/2002  11,677.82  11,703.38   8,288.82    9,942.15     14,999.43     14,335.77

 12/31/2003  14,035.57  14,259.20   11,535.13   13,087.85    15,614.40     15,005.25

 12/31/2004  15,627.21  15,696.09   13,922.67   14,721.21    16,291.91     15,276.84



Maxim Moderate Profile I Portfolio
Total Return -

One Year:            11.34%
Five Year:            3.26%
Since Inception:      6.28%

------------------------------------

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile I Portfolio

In 2004, the Maxim Moderately Aggressive Profile I Portfolio posted a 13.38% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderately Aggressive Profile I Portfolio outperformed its Composite benchmark by 1.42%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus Large Cap Growth, Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim MFS(C) Small- Cap Growth Portfolio and Maxim Ariel MidCap Value Portfolios which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.

                Maxim Moderately
                   Aggressive                                                   ehman Aggregate
                   Profile I        Composite      MSCI EAFE    Wilshire 5000     Bond Index
                   Portfolio          Index          Index          Index      L

   9/09/1997       10,000.00        10,000.00      10,000.00      10,000.00        10,000.00
  12/31/1997       10,366.00        10,162.83       9,460.00      10,383.00        10,425.30
  12/31/1998       11,665.90        12,090.69      11,383.52      12,815.74        11,330.84
  12/31/1999       14,238.23        14,315.33      14,491.03      15,835.12        11,237.93
  12/31/2000       13,620.29        13,453.81      12,473.49      14,110.68        12,544.90
  12/31/2001       12,988.31        12,286.35       9,827.86      12,562.74        13,603.69
  12/31/2002       11,425.81        10,839.02       8,288.82       9,942.15        14,999.43
  12/31/2003       14,161.15        13,726.13      11,535.13      13,087.85        15,614.40
  12/31/2004       16,055.91        15,441.79      13,922.67      14,721.21        16,291.91


Maxim Moderately Aggressive Profile I Portfolio
Total Return -

One Year:             13.38%
Five Year:             2.43%
Since Inception:       6.67%

------------------------------------

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile I Portfolio

In 2004, the Maxim Aggressive Profile I Portfolio posted a return of 16.89%. The return was obtained in a year where equities, especially domestic equities posted more modest gains than the prior year. The Wilshire 5000 Index gained 12.63% in 2004, while the MSCI EAFE Index gained 20.70%. That being said, the Maxim Aggressive Profile I Portfolio outperformed its Composite benchmark by 1.94%. Aiding performance in the domestic equity area were the Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim T. Rowe Price MidCap Growth, Maxim T. Rowe Price Equity/Income and Maxim Janus Large Cap Growth Portfolios, all of which outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim Ariel MidCap Value and Maxim MFS(C) Small-Cap Growth Portfolios, both of which fell short of the Wilshire 5000 Index. Further hurting performance would have been the performance of the international portfolios - all three fell short of the MSCI EAFE Index over one year.

                 Maxim Aggressive                        Morgan Stanley Capital
               Profile I Portfolio                           International
                                        Composite       Europe, Australasia, Far       Wilshire 5000
                                          Index                East Index                  Index

   9/09/1997        10,000.00           10,000.00              10,000.00                 10,000.00
  12/31/1997        10,331.00           10,106.10               9,460.00                 10,383.00
  12/31/1998        11,864.12           12,380.07              11,383.52                 12,815.74
  12/31/1999        14,454.06           15,435.66              14,491.03                 15,835.12
  12/31/2000        13,468.29           13,614.28              12,473.49                 14,110.68
  12/31/2001        12,693.86           11,702.56               9,827.86                 12,562.74
  12/31/2002        10,457.21            9,443.97               8,288.82                  9,942.15
  12/31/2003        13,653.97           12,645.23              11,535.13                 13,087.85
  12/31/2004        15,960.13           14,535.12              13,922.67                 14,721.21


Maxim Aggressive Profile I Portfolio
Total Return -

One Year:             16.89%
Five Year:             2.00%
Since Inception:       6.59%

------------------------------------

Portfolio Inception:  9/9/97

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile I Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile I, Conservative Profile I, Moderate Profile I, Moderately Aggressive Profile I, and Moderately Conservative Profile I Portfolios of the Maxim Series Fund, Inc. as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

                          Maxim Aggressive Profile I,
                         Maxim Conservative Profile I,
                           Maxim Moderate Profile I,
                     Maxim Moderately Aggressive Profile I
             and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MAXIM         MAXIM
                                                        MAXIM            MAXIM            MAXIM            MODERATELY  MODERATELY
                                                      AGGRESSIVE    CONSERVATIVE         MODERATE        AGGRESSIVE    ONSERVATIVE
                                                      PROFILE I        PROFILE I        PROFILE I         PROFILE I     PROFILE I
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------
ASSETS:
    Investments in securities, market value  (1)  $     82,083,122  $   37,767,936   $  200,267,846   $   186,630,593  $ 47,171,727
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------
    Dividends and interest receivable
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

    Total assets                                        82,083,122      37,767,936      200,267,846       186,630,593    47,171,727
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

LIABILITIES:
    Due to investment adviser                                4,454           2,062           10,910            10,157         2,567
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

    Total liabilities                                        4,454           2,062           10,910            10,157         2,567
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     82,078,668  $   37,765,874   $  200,256,936   $   186,620,436  $ 47,169,160
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                 $        704,261  $      365,181   $    1,823,240   $     1,631,077  $    444,905
    Additional paid-in capital                          70,194,917      35,937,727      180,975,041       164,378,298    43,281,358
    Net unrealized appreciation on investments          13,639,709       1,671,517       17,940,428        25,535,699     3,970,853
    Undistributed net investment income                      6,600           2,315           13,537                 0         3,010
    Accumulated net realized loss on investments        (2,466,819)       (210,866)        (495,310)       (4,924,638)     (530,966)
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     82,078,668  $   37,765,874   $  200,256,936   $   186,620,436  $ 47,169,160
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSET VALUE PER OUTSTANDING SHARE             $          11.65  $        10.34   $        10.98   $         11.44  $      10.60
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                         150,000,000     150,000,000      150,000,000       130,000,000    150,000,000
    Outstanding                                          7,042,609       3,651,808       18,232,402        16,310,765      4,449,049

(1)  Cost of investments in securities:           $     68,443,413  $   36,096,419   $  182,327,418   $   161,094,894   $ 43,200,874

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MAXIM            MAXIM
                                                         MAXIM           MAXIM           MAXIM          MODERATELY     MODERATELY
                                                      AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                                       PROFILE I       PROFILE I       PROFILE I       PROFILE I        PROFILE I
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------
INVESTMENT INCOME:
Income distributions received                        $   1,302,211 $     1,147,125  $    4,376,095  $    3,830,297      $ 1,199,154
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------

EXPENSES:
Management fees                                            169,393          87,491         379,989         388,605          102,157
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------

NET INVESTMENT INCOME                                    1,132,818       1,059,634       3,996,106       3,441,692        1,096,997
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                         2,481,986         842,650       4,003,338       3,891,304          984,204
Capital gain distributions received                      2,181,876         144,082       2,842,459       3,002,491          541,423
Change in net unrealized appreciation on investments     5,514,838         343,186       6,928,104      10,795,133        1,392,666
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------

Net realized and unrealized gain on investments         10,178,700       1,329,918      13,773,901      17,688,928        2,918,293
                                                     --------------  --------------   -------------   -------------   --------------
                                                     --------------  --------------   -------------   -------------   --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      $  11,311,518 $     2,389,552  $   17,770,007  $   21,130,620      $ 4,015,290
                                                     ==============  ==============   =============   =============   ==============
                                                     ==============  ==============   =============   =============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              MAXIM AGGRESSIVE              MAXIM CONSERVATIVE          MAXIM MODERATE
                                              PROFILE I PORTFOLIO           PROFILE I PORTFOLIO         PROFILE I PORTFOLIO
                                              -----------------------------------------------------------------------------------
                                              --------------------------   --------------------------  --------------------------
                                                 2004          2003           2004          2003          2004          2003
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                   $   1,132,818 $     269,629  $   1,059,634 $     986,303 $   3,996,106 $   1,772,729
    Net realized gain (loss) on investments     2,481,986    (1,434,601)       842,650       123,915     4,003,338    (2,587,489)
    Capital gain distributions received         2,181,876       291,570        144,082       146,123     2,842,459       554,229
    Change in net unrealized appreciation       5,514,838    13,538,806        343,186     2,189,505     6,928,104    16,636,391
       on investments
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting       11,311,518    12,665,404      2,389,552     3,445,846    17,770,007    16,375,860
       from operations
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

DISTRIBUTIONS:
    From net investment income                 (1,128,393)     (267,597)    (1,064,612)     (997,926)   (3,998,129)   (1,767,982)
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares          20,026,708    17,540,636      9,257,230    10,961,677    71,279,488    52,095,863
    Reinvestment of distributions               1,128,393       267,597      1,064,612       997,926     3,998,129     1,767,982
    Redemptions of shares                      (7,651,412)   (6,472,879)    (6,035,628)  (10,380,906)  (14,110,778)   (5,113,509)
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting       13,503,689    11,335,354      4,286,214     1,578,697    61,166,839    48,750,336
       from share transactioNS
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

    Total increase in net assets               23,686,814    23,733,161      5,611,154     4,026,617    74,938,717    63,358,214

NET ASSETS:
    Beginning of period                        58,391,854    34,658,693     32,154,720    28,128,103   125,318,219    61,960,005
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

    End of period  (1)                      $  82,078,668 $  58,391,854  $  37,765,874 $  32,154,720 $ 200,256,936 $ 125,318,219
                                              ============  ============   ============  ============  ============  ============
                                              ============  ============   ============  ============  ============  ============

OTHER INFORMATION:

SHARES:
    Sold                                        1,899,563     2,024,526        917,313     1,143,794     6,788,993     5,543,278
    Issued in reinvestment                         98,916        27,107        105,174       102,019       373,821       182,298
       of distributions
    Redeemed                                     (729,349)     (731,705)      (598,377)   (1,064,178)   (1,358,838)     (562,409)
                                              ------------  ------------   ------------  ------------  ------------  ------------
                                              ------------  ------------   ------------  ------------  ------------  ------------

    Net increase                                1,269,130     1,319,928        424,110       181,635     5,803,976     5,163,167
                                              ============  ============   ============  ============  ============  ============
                                              ============  ============   ============  ============  ============  ============

(1)  Including undistributed net             $       6,600 $       2,175  $       2,315 $       7,293 $      13,537 $      15,560
     investment income


See notes to financial statements.                                                                                    (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                MAXIM MODERATELY AGGRESSIVE         MAXIM MODERATELY CONSERVATIVE
                                                                PROFILE I PORTFOLIO                 PROFILE I PORTFOLIO
                                                                -------------------------------------------------------------------
                                                                ------------------------------       ------------------------------
                                                                   2004              2003                2004             2003
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                     $   3,441,692     $   1,698,143      $    1,096,997    $     744,600
    Net realized gain (loss) on investments                       3,891,304        (3,032,077)            984,204         (503,431)
    Capital gain distributions received                           3,002,491           548,750             541,423          156,180
    Change in net unrealized appreciation on investments         10,795,133        24,106,976           1,392,666        4,128,295
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

    Net increase in net assets resulting from operations         21,130,620        23,321,792           4,015,290        4,525,644
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

DISTRIBUTIONS:
    From net investment income                                   (3,481,723)       (1,694,591)         (1,100,332)        (753,873)
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                            44,354,559        35,552,480          12,014,690       11,228,618
    Reinvestment of distributions                                 3,481,723         1,694,591           1,100,332          753,873
    Redemptions of shares                                       (11,083,047)       (7,622,222)         (4,738,646)      (3,228,385)
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

    Net increase in net assets resulting from                    36,753,235        29,624,849           8,376,376        8,754,106
       share transactions
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

    Total increase in net assets                                 54,402,132        51,252,050          11,291,334       12,525,877

NET ASSETS:
    Beginning of period                                         132,218,304        80,966,254          35,877,826       23,351,949
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

    End of period  (1)                                        $ 186,620,436     $ 132,218,304      $   47,169,160    $  35,877,826
                                                                ============      ============       =============     ============
                                                                ============      ============       =============     ============

OTHER INFORMATION:

SHARES:
    Sold                                                          4,191,667         3,903,479           1,189,160        1,210,049
    Issued in reinvestment of distributions                         313,166           172,705             106,376           78,736
    Redeemed                                                     (1,040,179)         (851,404)           (468,131)        (349,702)
                                                                ------------      ------------       -------------     ------------
                                                                ------------      ------------       -------------     ------------

    Net increase                                                  3,464,654         3,224,780             827,405          939,083
                                                                ============      ============       =============     ============
                                                                ============      ============       =============     ============

(1)  Including undistributed net investment income            $                 $      17,300      $        3,010    $       6,345


See notes to financial statements.                                                                                      (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------
                                                    2004             2003           2002 ~           2001 ~ ^        2000 ~
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------
Net Asset Value, Beginning of Period          $         10.11  $         7.78  $          9.48  $        10.93  $        12.34

Income from Investment Operations

Net investment income                                    0.16            0.05             0.03            0.03            0.57
Capital gain distributions received                      0.31            0.05             0.10            0.25            0.27
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------

     Total distributions received                        0.47            0.10             0.13            0.28            0.84

Net realized and unrealized gain (loss) on
     investments                                         1.23            2.28            (1.80)          (0.98)          (1.66)
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------

Total Income (Loss) From
     Investment Operations                               1.70            2.38            (1.67)          (0.70)          (0.82)
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------

Less Distributions

From net investment income                              (0.16)          (0.05)           (0.03)          (0.46)          (0.27)
From net realized gains                                                                                  (0.29)          (0.32)
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------

Total Distributions                                     (0.16)          (0.05)           (0.03)          (0.75)          (0.59)
                                                --------------   -------------   --------------   -------------   -------------
                                                --------------   -------------   --------------   -------------   -------------

Net Asset Value, End of Period                $         11.65  $        10.11  $          7.78  $         9.48  $        10.93
                                                ==============   =============   ==============   =============   =============
                                                ==============   =============   ==============   =============   =============


Total Return                                           16.89%          30.57%          (17.62%)         (5.75%)         (6.82%)

Net Assets, End of Period ($000)              $        82,079  $       58,392  $        34,659  $       33,773 $        27,131

Ratio of Expenses to Average Net Assets #               0.25%           0.25%            0.25%           0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                 1.67%           0.61%            0.41%           1.40%           0.17%

Portfolio Turnover Rate                                25.48%          50.10%           76.79%          96.98%          91.73%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                  -----------------------------------------------------------------------------
                                                      2004            2003            2002 ~          2001 ~         2000 ~
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, Beginning of Period            $         9.96  $          9.23  $         9.65  $       10.12  $        10.11

Income from Investment Operations

Net investment income                                     0.30             0.30            0.23           0.43            0.71
Capital gain distributions received                       0.04             0.05            0.09           0.14            0.19
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

     Total distributions received                         0.34             0.35            0.32           0.57            0.90

Net realized and unrealized gain (loss) on
     investments                                          0.34             0.69           (0.52)         (0.27)          (0.32)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Income (Loss) From
     Investment Operations                                0.68             1.04           (0.20)          0.30            0.58
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Less Distributions

From net investment income                               (0.30)           (0.31)          (0.22)         (0.61)          (0.53)
From net realized gains                                                                                  (0.16)          (0.04)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Distributions                                      (0.30)           (0.31)          (0.22)         (0.77)          (0.57)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, End of Period                  $        10.34  $          9.96  $         9.23  $        9.65  $        10.12
                                                  =============   ==============   =============   ============   =============
                                                  =============   ==============   =============   ============   =============


Total Return                                             6.92%           11.33%          (0.69%)         2.91%           5.86%

Net Assets, End of Period ($000)                $       37,766  $        32,155  $       28,128  $      20,349 $        17,421

Ratio of Expenses to Average Net Assets #                0.25%            0.25%           0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                  3.03%            3.13%           3.92%          4.58%           4.69%

Portfolio Turnover Rate                                 33.95%           86.47%          82.41%         84.75%          63.09%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                  -----------------------------------------------------------------------------
                                                      2004            2003            2002 ~          2001 ~         2000 ~
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, Beginning of Period            $        10.08  $          8.53  $         9.54  $       10.42  $        11.25

Income from Investment Operations

Net investment income                                     0.24             0.16            0.14           0.17            0.57
Capital gain distributions received                       0.16             0.04            0.09           0.19            0.31
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

     Total distributions received                         0.40             0.20            0.23           0.36            0.88

Net realized and unrealized gain (loss) on
     investments                                          0.74             1.51           (1.10)         (0.66)          (1.03)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Income (Loss) From
     Investment Operations                                1.14             1.71           (0.87)         (0.30)          (0.15)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Less Distributions

From net investment income                               (0.24)           (0.16)          (0.14)         (0.45)          (0.44)
From net realized gains                                                                                  (0.13)          (0.24)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Distributions                                      (0.24)           (0.16)          (0.14)         (0.58)          (0.68)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, End of Period                  $        10.98  $         10.08  $         8.53  $        9.54  $        10.42
                                                  =============   ==============   =============   ============   =============
                                                  =============   ==============   =============   ============   =============


Total Return                                            11.34%           20.19%          (8.52%)        (2.74%)         (1.38%)

Net Assets, End of Period ($000)                $      200,257  $       125,318  $       61,960  $      50,729 $        37,808

Ratio of Expenses to Average Net Assets #                0.25%            0.25%           0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                  2.63%            2.17%           2.44%          3.22%           2.32%

Portfolio Turnover Rate                                 21.59%           57.76%          77.11%         93.99%          76.55%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                  -----------------------------------------------------------------------------
                                                      2004            2003            2002 ~          2001 ~         2000 ~
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, Beginning of Period            $        10.29  $          8.42  $         9.73  $       10.81  $        12.18

Income from Investment Operations

Net investment income                                     0.22             0.14            0.10           0.01            0.56
Capital gain distributions received                       0.18             0.04            0.09           0.22            0.33
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

     Total distributions received                         0.40             0.18            0.19           0.23            0.89

Net realized and unrealized gain (loss) on
     investments                                          0.97             1.83           (1.40)         (0.75)          (1.39)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Income (Loss) From
     Investment Operations                                1.37             2.01           (1.21)         (0.52)          (0.50)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Less Distributions

From net investment income                               (0.22)           (0.14)          (0.10)         (0.44)          (0.35)
From net realized gains                                                                                  (0.12)          (0.52)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Total Distributions                                      (0.22)           (0.14)          (0.10)         (0.56)          (0.87)
                                                  -------------   --------------   -------------   ------------   -------------
                                                  -------------   --------------   -------------   ------------   -------------

Net Asset Value, End of Period                  $        11.44  $         10.29  $         8.42  $        9.73  $        10.81
                                                  =============   ==============   =============   ============   =============
                                                  =============   ==============   =============   ============   =============


Total Return                                            13.38%           23.94%         (12.03%)        (4.64%)         (4.34%)

Net Assets, End of Period ($000)                $      186,620  $       132,218  $       80,966  $      69,288 $        52,878

Ratio of Expenses to Average Net Assets #                0.25%            0.25%           0.25%          0.25%           0.25%

Ratio of Net Investment Income to
     Average Net Assets                                  2.00%            2.00%           2.00%          2.39%           1.25%

Portfolio Turnover Rate                                 30.33%           53.30%          76.97%         96.23%          74.26%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                                  (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                            Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

Net Asset Value, Beginning of Period          $         9.91  $         8.71  $        9.47  $       10.13  $        10.60

Income from Investment Operations

Net investment income                                   0.26            0.22           0.17           0.27            0.54
Capital gain distributions received                     0.12            0.04           0.09           0.18            0.41
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

    Total distributions received                        0.38            0.26           0.26           0.45            0.95

Net realized and unrealized gain (loss) on
    investments                                         0.57            1.17          (0.86)         (0.51)          (0.97)
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

Total Income (Loss) From
    Investment Operations                               0.95            1.43          (0.60)         (0.06)          (0.02)
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

Less Distributions

From net investment income                             (0.26)          (0.23)         (0.16)         (0.47)          (0.40)
From net realized gains                                                                              (0.13)          (0.05)
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

Total Distributions                                    (0.26)          (0.23)         (0.16)         (0.60)          (0.45)
                                                -------------   -------------   ------------   ------------   -------------
                                                -------------   -------------   ------------   ------------   -------------

Net Asset Value, End of Period                         10.60 $          9.91 $         8.71 $         9.47  $        10.13
                                                =============   =============   ============   ============   =============
                                                =============   =============   ============   ============   =============


Total Return                                           9.66%          16.49%         (5.31%)        (0.66%)         (0.12%)

Net Assets, End of Period ($000)                      47,169 $        35,878  $      23,352 $       18,788 $        16,132

Ratio of Expenses to Average Net Assets #              0.25%           0.25%          0.25%          0.25%           0.25%

Ratio of Net Investment Income to
    Average Net Assets                                 2.69%           2.65%          3.09%          3.62%           3.19%

Portfolio Turnover Rate                               31.05%          61.38%         82.07%         95.19%          80.88%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                            (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

        Dividends

        Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

       An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2004, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     12/31/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                     986,929      7,510,882  $  4,946,883  $   2,761,158      (71,868)  $    251,013   $ 9,750,858
        Maxim Global Bond
        Portfolio                   1,857,300      7,732,319     12,856,370     1,124,510       59,157        414,441    19,743,096
        Maxim Janus Large Cap
        Growth Portfolio            1,480,558     12,785,218     7,468,455      2,210,745      542,200              0    20,416,895
        Maxim MFS(R)
        International Growth                                                                                             10,267,573
        Portfolio                     755,524      6,531,951     4,480,703      1,103,043      353,902         82,538
        Maxim Salomon Brothers
        High Yield Bond                                                                                                   9,804,296
        Portfolio                     928,437      7,658,989     5,044,067      2,714,719      123,475        555,824
        Maxim Short Duration
        Bond Portfolio              2,841,522     18,068,719     13,906,027     2,523,761          391        710,555    29,210,841

                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     12/31/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             1,202,437     9,974,169   $  17,741,919 $   1,100,513      297,312   $     65,180   $28,257,273
        Maxim Global Bond
        Portfolio                   1,716,542     8,051,781      10,817,044       940,949       50,117        393,164    18,246,837
        Maxim INVESCO ADR
        Portfolio                     732,403    11,337,588      3,413,302      3,862,515     (84,540)        188,169    12,604,656
        Maxim Janus Large Cap
        Growth Portfolio            2,057,363    16,678,558      10,018,861     2,169,723      552,558              0    28,371,030
        Maxim MFS(R)
        International Growth
        Portfolio                     933,660    11,389,777      4,268,876      3,154,880      841,127        101,728    12,688,441
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                     857,377     7,979,903      3,934,999      2,708,396      120,397        542,443     9,053,898




3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                                 Purchases            Sales
                                                                              ----------------    ---------------
      Aggressive Profile I Portfolio                                               33,000,645         17,309,351
      Conservative Profile I Portfolio                                             16,306,894         11,881,284
      Moderate Profile I Portfolio                                                 96,805,569         32,794,154
      Moderately Aggressive Profile I Portfolio                                    86,934,385         47,215,683
      Moderately Conservative Profile I Portfolio                                  21,614,210         12,699,119

4. UNREALIZED APPRECIATION (DEPRECIATION)

        The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2004 were as follows:

                                     Cost For
                                      Income                                                              Net
                                        Tax                 Gross                  Gross              Unrealized
                                     Purposes           Appreciation           Depreciation          Appreciation
                                  ----------------    ------------------     ------------------    ------------------
      Aggressive Profile I
         Portfolio              $        70,630,142  $       11,452,980     $              0      $        11,452,980
      Conservative Profile I
         Portfolio                       36,389,312           1,718,367              (339,743)              1,378,624
      Moderate Profile I
         Portfolio                      185,347,304          15,661,218              (740,676)             14,920,542
      Moderately Aggressive
         Profile I Portfolio
                                        164,990,935         22,096,288              (456,630)              21,639,658
      Moderately Conservative
         Profile I Portfolio
                                         44,023,926           3,386,165              (238,364)              3,147,801


5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were from ordinary income in the following amounts:

                                                                                       2004               2003
                                                                                  ---------------    ----------------
      Aggressive Profile I Portfolio                                          $        1,128,393             267,597
      Conservative Profile I Portfolio                                                 1,064,612             997,926
      Moderate Profile I Portfolio                                                     3,998,129           1,767,982
      Moderately Aggressive Profile I Portfolio                                        3,481,723           1,694,591
      Moderately Conservative Profile I Portfolio                                      1,100,332             753,873


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Aggressive Profile I Portfolio
           Undistributed ordinary income                                                                       6,600
           Undistributed capital gains                                                                             0
                                                                                                     ----------------
                                                                                                     ----------------
           Net accumulated earnings                                                                            6,600

                                                                                                     ----------------
                                                                                                     ----------------

           Net unrealized appreciation on investments                                                     11,452,980
           Capital loss carryforwards                                                                      (280,090)
           Post-October losses                                                                                     0
                                                                                                     ----------------
                                                                                                     ----------------
           Total accumulated gain on investments                                                          11,179,490
                                                                                                     ================
                                                                                                     ================

      Conservative Profile I Portfolio
           Undistributed ordinary income                                                                       2,315
           Undistributed capital gains                                                                        82,027

                                                                                                     ----------------
                                                                                                     ----------------
           Net accumulated earnings                                                                           84,342
                                                                                                     ----------------
                                                                                                     ----------------

           Net unrealized appreciation on investments                                                      1,378,624
           Capital loss carryforwards                                                                              0
           Post-October losses                                                                                     0
                                                                                                     ----------------
                                                                                                     ----------------
           Total accumulated gain on investments                                                           1,462,966
                                                                                                     ================

      Moderate Profile I Portfolio
           Undistributed ordinary income                                                                      13,537
           Undistributed capital gains                                                                     2,524,576
                                                                                                     ----------------
                                                                                                     ----------------
           Net accumulated earnings                                                                        2,538,113
                                                                                                     ----------------
                                                                                                     ----------------

           Net unrealized appreciation on investments                                                     14,920,542
           Capital loss carryforwards                                                                              0
           Post-October losses                                                                                     0
                                                                                                     ----------------
                                                                                                     ----------------
           Total accumulated gain on investments                                                          17,458,655
                                                                                                     ================

      Moderately Aggressive Profile I Portfolio
           Undistributed ordinary income                                                                           0
           Undistributed capital gains                                                                             0
                                                                                                     ----------------
                                                                                                     ----------------
           Net accumulated earnings                                                                                0
                                                                                                     ----------------
                                                                                                     ----------------

           Net unrealized appreciation on investments                                                     21,639,658
           Capital loss carryforwards                                                                    (1,028,597)
           Post-October losses                                                                                     0
                                                                                                     ----------------
                                                                                                     ----------------
           Total accumulated gain on investments                                                          20,611,061
                                                                                                     ================

      Moderately Conservative Profile I Portfolio
           Undistributed ordinary income                                                                       3,010
           Undistributed capital gains                                                                       292,086
                                                                                                     ----------------
                                                                                                     ----------------
           Net accumulated earnings                                                                          295,096
                                                                                                     ----------------
                                                                                                     ----------------

           Net unrealized appreciation on investments                                                      3,147,801
           Capital loss carryforwards                                                                              0
           Post-October losses                                                                                     0
                                                                                                     ----------------
                                                                                                     ----------------
           Total accumulated gain on investments                                                           3,442,897
                                                                                                     ================


       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2004 the Moderately Aggressive Profile I Portfolio reclassified $22,731 from paid-in capital to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

       At December 31, 2004, the Aggressive Profile I and Moderately Aggressive Profile I Portfolios had available for federal income tax purposes unused capital loss carryfowards of $280,090 and $1,028,597, respectively, which expire in the year 2011.

       At December 31, 2004, the Portfolios utilized capital loss carryforwards as indicated:

      Aggressive Profile I Portfolio                         $      4,735,637
      Conservative Profile I Portfolio                                976,462
      Moderate Profile I Portfolio                                  4,459,661
      Moderately Aggressive Profile I Portfolio                     7,484,445
      Moderately Conservative Profile I Portfolio                   1,306,162


6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                                            Percent of Ordinary Income
                                                                                             Distributions Qualifying
                                                                                              for Dividends Received
                                                                                                     Deduction
                                                                                            --------------------------
      Aggressive Profile I Portfolio                                                                        26%
      Conservative Profile I Portfolio                                                                       5%
      Moderate Profile I Portfolio                                                                          15%
      Moderately Aggressive Profile I Portfolio                                                             18%
      Moderately Conservative Profile I Portfolio                                                            7%





Schedule of Investments
December 31, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Maxim Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     698,120     Maxim Ariel MidCap Value Portfolio                        $     16,405,831
     430,731     Maxim Ariel Small-Cap Value Portfolio                            6,025,929
     478,849     Maxim INVESCO ADR Portfolio                                      8,240,983
     895,844     Maxim Janus Large Cap Growth Portfolio                          12,353,691
     297,349     Maxim Loomis Sayles Small-Cap Value Portfolio                    6,181,884
     609,506     Maxim MFS(R) International Growth Portfolio                      8,283,182
     254,794     Maxim MFS(R) Small-Cap Growth Portfolio                          4,102,187
     218,579     Maxim T. Rowe Price Equity/Income Portfolio                      4,061,203
     479,164     Maxim T. Rowe Price MidCap Growth Portfolio                      8,145,781
     603,677     Maxim Templeton(R) International Equity Portfolio                8,282,451
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     82,083,122
                                                                              ==============
                                                                              ==============
(Cost of Investments $68,443,413)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  Maxim Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      82,919     Maxim Ariel MidCap Value Portfolio                        $      1,948,603
     376,887     Maxim Federated Bond Portfolio                                   3,723,642
     532,639     Maxim Global Bond Portfolio                                      5,661,951
      37,996     Maxim INVESCO ADR Portfolio                                        653,909
     283,761     Maxim Janus Large Cap Growth Portfolio                           3,913,068
      48,075     Maxim MFS(R) International Growth Portfolio                        653,339
     354,692     Maxim Salomon Brothers High Yield Bond Portfolio                 3,745,550
   1,085,511     Maxim Short Duration Bond Portfolio                             11,159,054
     103,841     Maxim T. Rowe Price Equity/Income Portfolio                      1,929,359
      47,733     Maxim Templeton(R) International Equity Portfolio                  654,899
     313,515     Maxim U.S. Government Mortgage Securities Portfolio              3,724,562
                                                                              --------------
                                                                              --------------

Total Conservative Profile I Portfolio                                     $     37,767,936
                                                                              ==============
                                                                              ==============
(Cost of Investments $36,096,419)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Maxim Moderate Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     865,647     Maxim Ariel MidCap Value Portfolio                        $     20,342,720
     356,117     Maxim Ariel Small-Cap Value Portfolio                            4,982,081
     986,929     Maxim Federated Bond Portfolio                                   9,750,858
   1,857,300     Maxim Global Bond Portfolio                                     19,743,096
     593,968     Maxim INVESCO ADR Portfolio                                     10,222,197
   1,480,558     Maxim Janus Large Cap Growth Portfolio                          20,416,895
     245,761     Maxim Loomis Sayles Small-Cap Value Portfolio                    5,109,374
     755,524     Maxim MFS(R) International Growth Portfolio                     10,267,573
     631,048     Maxim MFS(R) Small-Cap Growth Portfolio                         10,159,866
     928,437     Maxim Salomon Brothers High Yield Bond Portfolio                 9,804,296
   2,841,522     Maxim Short Duration Bond Portfolio                             29,210,841
   1,085,378     Maxim T. Rowe Price Equity/Income Portfolio                     20,166,323
     594,544     Maxim T. Rowe Price MidCap Growth Portfolio                     10,107,244
     745,809     Maxim Templeton(R) International Equity Portfolio               10,232,502
     820,874     Maxim U.S. Government Mortgage Securities Portfolio              9,751,980
                                                                              --------------
                                                                              --------------

Total Moderate Profile I Portfolio                                         $    200,267,846
                                                                              ==============
                                                                              ==============
(Cost of Investments $182,327,418)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   1,202,437     Maxim Ariel MidCap Value Portfolio                        $     28,257,273
     329,711     Maxim Ariel Small-Cap Value Portfolio                            4,612,658
     455,540     Maxim Federated Bond Portfolio                                   4,500,734
   1,716,542     Maxim Global Bond Portfolio                                     18,246,837
     732,403     Maxim INVESCO ADR Portfolio                                     12,604,656
   2,057,363     Maxim Janus Large Cap Growth Portfolio                          28,371,030
     227,625     Maxim Loomis Sayles Small-Cap Value Portfolio                    4,732,315
     933,660     Maxim MFS(R) International Growth Portfolio                     12,688,441
     585,140     Maxim MFS(R) Small-Cap Growth Portfolio                          9,420,760
     857,377     Maxim Salomon Brothers High Yield Bond Portfolio                 9,053,898
     874,686     Maxim Short Duration Bond Portfolio                              8,991,769
   1,003,936     Maxim T. Rowe Price Equity/Income Portfolio                     18,653,125
     550,199     Maxim T. Rowe Price MidCap Growth Portfolio                      9,353,380
     921,425     Maxim Templeton(R) International Equity Portfolio               12,641,949
     378,937     Maxim U.S. Government Mortgage Securities Portfolio              4,501,768
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                            $    186,630,593
                                                                              ==============
                                                                              ==============
(Cost of Investments $161,094,894)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
            Maxim Moderately Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     102,711     Maxim Ariel MidCap Value Portfolio                        $      2,413,718
      84,493     Maxim Ariel Small-Cap Value Portfolio                            1,182,051
     350,219     Maxim Federated Bond Portfolio                                   3,460,161
     439,889     Maxim Global Bond Portfolio                                      4,676,023
     140,903     Maxim INVESCO ADR Portfolio                                      2,424,947
     351,468     Maxim Janus Large Cap Growth Portfolio                           4,846,739
      58,330     Maxim Loomis Sayles Small-Cap Value Portfolio                    1,212,683
     179,355     Maxim MFS(R) International Growth Portfolio                      2,437,438
     219,716     Maxim Salomon Brothers High Yield Bond Portfolio                 2,320,196
   1,120,762     Maxim Short Duration Bond Portfolio                             11,521,434
     128,633     Maxim T. Rowe Price Equity/Income Portfolio                      2,389,992
     140,993     Maxim T. Rowe Price MidCap Growth Portfolio                      2,396,873
     177,006     Maxim Templeton(R) International Equity Portfolio                2,428,520
     291,326     Maxim U.S. Government Mortgage Securities Portfolio              3,460,952
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     47,171,727
                                                                              ==============
                                                                              ==============
(Cost of Investments $43,200,874)


See Notes to Financial Statements.

Summary of Investments by Asset Class

Maxim Conservative Profile I Portfolio
December 31, 2004

                                             % of Portfolio
      Asset Class             Value ($)        Investments
------------------------   ---------------   ----------------
------------------------   ---------------   ----------------
International Equity          $ 1,962,147              5.20%
MidCap Equity                   1,948,603              5.16%
Large-Cap Equity                5,842,427             15.46%
Bond                           16,855,705             44.63%
Short-Term Bond                11,159,054             29.55%
                           ---------------   ----------------
                           ---------------   ----------------
                             $ 37,767,936            100.00%
                           ===============   ================
                           ===============   ================

Summary of Investments by Asset Class

Maxim Moderately Conservative Profile I Portfolio
December 31, 2004

                                                % of Portfolio
      Asset Class             Value ($)           Investments
------------------------   ----------------   --------------------
------------------------   ----------------   --------------------
International Equity           $ 7,290,905                 15.46%
Small-Cap Equity                 2,394,734                  5.08%
MidCap Equity                    4,810,591                 10.20%
Large-Cap Equity                 7,236,731                 15.34%
Bond                            13,917,332                 29.50%
Short-Term Bond                 11,521,434                 24.42%
                           ----------------   --------------------
                           ----------------   --------------------
                              $ 47,171,727                100.00%
                           ================   ====================
                           ================   ====================

Summary of Investments by Asset Class

Maxim Moderate Profile I Portfolio
December 31, 2004

                                            % of Portfolio
     Asset Class            Value ($)         Investments
-----------------------  ---------------   ------------------
-----------------------  ---------------   ------------------
International Equity       $ 30,722,272               15.34%
Small-Cap Equity             20,251,321               10.11%
MidCap Equity                30,449,964               15.20%
Large-Cap Equity             40,583,218               20.27%
Bond                         49,050,230               24.49%
Short-Term Bond              29,210,841               14.59%
                         ---------------   ------------------
                         ---------------   ------------------
                          $ 200,267,846              100.00%
                         ===============   ==================
                         ===============   ==================

Summary of Investments by Asset Class

Maxim Moderately Aggressive Profile I Portfolio
December 31, 2004

                                                % of Portfolio
      Asset Class             Value ($)          Investments
------------------------   ---------------   ---------------------
------------------------   ---------------   ---------------------
International Equity         $ 37,935,046                  20.32%
Small-Cap Equity               18,765,733                  10.06%
MidCap Equity                  37,610,653                  20.15%
Large-Cap Equity               47,024,155                  25.20%
Bond                           36,303,237                  19.45%
Short-Term Bond                 8,991,769                   4.82%
                           ---------------   ---------------------
                           ---------------   ---------------------
                            $ 186,630,593                 100.00%
                           ===============   =====================
                           ===============   =====================

Summary of Investments by Asset Class

Maxim Aggressive Profile I Portfolio
December 31, 2004

                                           % of Portfolio
     Asset Class            Value ($)        Investments
-----------------------   -------------   ------------------
-----------------------   -------------   ------------------
International Equity      $ 24,806,616               30.22%
Small-Cap Equity            16,310,000               19.87%
MidCap Equity               24,551,612               29.91%
Large-Cap Equity            16,414,894               20.00%
                          -------------   ------------------
                          -------------   ------------------
                          $ 82,083,122              100.00%
                          =============   ==================
                          =============   ==================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning          Ending       Expenses Paid
                             Account Value    Account Value    During Period*
                               (7/1/2004)      (12/31/2004)  (7/1/04-12/31/04)

 Actual                          $ 1,000.00       $ 1,058.94        $ 1.29

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.88        $ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Conservative Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning          Ending         Expenses Paid
                             Account Value    Account Value      During Period*
                               (7/1/2004)      (12/31/2004)    (7/1/04-12/31/04)

 Actual                          $ 1,000.00       $ 1,073.24        $ 1.30

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.88        $ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderate Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning          Ending         Expenses Paid
                             Account Value    Account Value      During Period*
                               (7/1/2004)      (12/31/2004)    (7/1/04-12/31/04)

 Actual                          $ 1,000.00       $ 1,081.84       $ 1.31

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.88       $ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning          Ending         Expenses Paid
                             Account Value    Account Value      During Period*
                               (7/1/2004)      (12/31/2004)    (7/1/04-12/31/04)

 Actual                          $ 1,000.00       $ 1,095.04       $ 1.32

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.88       $ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Aggressive Profile I Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning          Ending         Expenses Paid
                             Account Value    Account Value      During Period*
                               (7/1/2004)      (12/31/2004)    (7/1/04-12/31/04)

 Actual                          $ 1,000.00       $ 1,110.44        $ 1.33

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,023.88        $ 1.27

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005